DEBT - Mortgage Notes Payable (FY) (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Fair Value	$ 123,128,492	$ 123,821,490
Carrying Value	115,032,981	131,707,308
Mortgages
Short-term Debt [Line Items]
Fair Value		123,821,490	$ 62,363,284
Carrying Value	$ 115,032,981	122,709,308	60,487,303
Face value		$ 125,022,937	$ 62,228,409